Basis Of Presentation And Consolidation Scope	12 Months Ended
Dec. 31, 2025
Basis of presentation and consolidation scope [Abstract]
Disclosure of basis of presentation and consolidation scope [Text Block]
SECTION 1: BASIS OF PRESENTATION AND CONSOLIDATION SCOPE
BASIS OF PRESENTATION
Basis of presentation
The consolidated financial statements of Ferrovial SE and its subsidiaries and investees (hereinafter referred to as “Ferrovial”, the "Ferrovial Group", the "Group" or "FSE Group") have been prepared in accordance with the International Financial Reporting Standards (hereinafter, "IFRS") as issued by the International Accounting Standards Board (“IASB”). There are no effects on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as endorsed by the European Union. Accounting policies applied are explained in Note 1.3.
The Group’s activities
The four business lines, which constitute its reporting segments under IFRS 8, are the following: Construction, Highways, Airports and Energy.
For the purpose of understanding these consolidated financial statements, it should be noted that part of the activity carried out by the Group’s business lines consists of the development of infrastructure projects, primarily in the Highways and Airports business lines, but also in the Construction and Energy business lines. In order to aid understanding of the Group’s financial performance, these consolidated financial statements separately disclose the impact of infrastructure projects in different lines of the financial statements (see Note 1.1.2).
It should also be noted that the Group has relevant equity-accounted ownership interests in companies, mostly related to infrastructures assets (see Note 1.1.2).
Main divestment and investment transactions in 2025
On January 28, 2025, having satisfied the applicable regulatory conditions, Ferrovial and Macquarie completed the sale of AGS' entire share capital (100%) for a price of GBP 900 million. Ferrovial’s net share of the proceeds was approximately GBP 450 million, resulting in a capital gain of EUR 272 million.
On February 26, 2025, Ferrovial announced that a binding agreement had been reached with Ardian for the sale of its entire remaining stake (5.25%) in FGP Topco Ltd. (Topco), parent company of Heathrow Airport Holdings Ltd., for c.GBP 455 million. Full completion of the divestment was finally achieved on July 3, 2025, having fulfilled the applicable regulatory conditions, which resulted in an additional result of EUR 27 million recognized through the consolidated income statement, mainly corresponding to the interest accrued since the announcement of the transaction.
On June 6, 2025, Ferrovial completed the previously-announced acquisition of an additional 5.06% stake in 407 ETR for a total investment of CAD 1.99 billion (EUR 1.30 billion), increasing its total ownership of the 407 ETR from 43.23% to 48.29%. This investment continues to be accounted for under the equity method.
On June 30, 2025, via its subsidiary Ferrovial Energy US, LLC., Ferrovial acquired all issued and outstanding membership interests in Milano Solar, LLC for USD 19 million, for the development, construction, financing, operation and maintenance of a 250 MW solar photovoltaic facility, located in Milam County, Texas, which is expected to operate for 40 years.
Additionally, on July 29, 2025, Ferrovial, through its subsidiary Ferrovial Construcción,S.A., acquired 100% of the shares of Powernet I,S.L.U (Powernet), a company that focuses its business on telecommunication and network engineering activities.
Going concern evaluation
Note 1.2 analyses the Group's capacity to continue operating under the going concern principle, analyzing liquidity, future cash requirements and other external factors that could compromise this principle, concluding that no material uncertainties exist with respect to the Group's ability to continue as a going concern.
Judgments and estimates
Ferrovial's main estimates when measuring its assets, liabilities, revenues, expenses and commitments are detailed in Note 1.3.4.
Foreign exchange effect
While the euro is Ferrovial’s functional currency, most of its activities are carried out in countries outside the eurozone. Note 1.4 analyses the impact on the consolidated financial statements of changes in the main currencies where the Group operated in 2025, 2024 and 2023.